INTANGIBLE ASSETS, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortization	$ 4,188	$ 17,213	$ 20,150